SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 9,710,334	$ 7,297,146
Employee Benefits, Solutions, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	799,474	796,434
US Benefits Alliance, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	60,129	207,056
Commercial Coverage Solutions LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	333,874	271,459
Southwestern Montana Financial Center, Inc. [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	1,744,515	1,497,045
Fortman Insurance Services, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	2,131,736	2,139,342
Altruis Benefits Consulting, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	3,313,453	2,385,810
Kush [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	1,327,153
Medical/Life [Member] | Regular [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	8,417,939	6,082,720
Medical/Life [Member] | Regular [Member] | Employee Benefits, Solutions, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	799,474	796,434
Medical/Life [Member] | Regular [Member] | US Benefits Alliance, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	60,129	207,056
Medical/Life [Member] | Regular [Member] | Commercial Coverage Solutions LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Medical/Life [Member] | Regular [Member] | Southwestern Montana Financial Center, Inc. [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	1,744,515	1,497,045
Medical/Life [Member] | Regular [Member] | Fortman Insurance Services, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	1,173,215	1,196,375
Medical/Life [Member] | Regular [Member] | Altruis Benefits Consulting, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	3,313,453	2,385,810
Medical/Life [Member] | Regular [Member] | Kush [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	1,327,153
Property and Casualty [Member] | Regular [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	1,292,395	1,214,426
Property and Casualty [Member] | Regular [Member] | Employee Benefits, Solutions, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Property and Casualty [Member] | Regular [Member] | US Benefits Alliance, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Property and Casualty [Member] | Regular [Member] | Commercial Coverage Solutions LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	333,874	271,459
Property and Casualty [Member] | Regular [Member] | Southwestern Montana Financial Center, Inc. [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Property and Casualty [Member] | Regular [Member] | Fortman Insurance Services, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	958,521	942,967
Property and Casualty [Member] | Regular [Member] | Altruis Benefits Consulting, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Property and Casualty [Member] | Regular [Member] | Kush [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax